UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/03

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT V, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-06231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-0360

Signature, Place and Date of signing:

           /s/ Pamela K. Hagenah
           ---------------------------------------------------------------------
           Pamela K. Hagenah        Menlo Park, California      February 6, 2004
           [Signature]              [City, State]               [Date]

Report type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                           -0-

Form 13F Information Table Total:                             38

Form 13F Information Table Value Total:                 $354,592
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                                    FORM 13F
          NAME OF REPORTING MANAGER: INTEGRAL CAPITAL MANAGEMENT V, LLC
                                 as of 12/31/03

                                TITLE OF              VALUE     SHARES/       SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS    CUSIP    (X$1000)    PRN AMT       PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
----------------------          ------------------ ----------- ----------     ---  ----  ------- --------  --------  ------   ----
-----------------------         --------------------------------------------------------------------------------------------------
ACTIVCARD S.A.                  COMM STK   00506J107    3,875   491,720       SH           SOLE            491,720      0       0
AMERITRADE HOLDING              COMM STK   03074K100   13,611   964,714       SH           SOLE            964,714      0       0
AMGEN INC.                      COMM STK   031162100    9,116   147,540       SH           SOLE            147,540      0       0
ANALOG DEVICES                  COMM STK   032654105    8,531   186,880       SH           SOLE            186,880      0       0
AUDIOCODES LTD.                 COMM STK   M15342104    4,621   442,580       SH           SOLE            442,580      0       0
CABLEVISION SYSTEMS CORPORATION COMM STK   12686C109   14,724   629,510       SH           SOLE            629,510      0       0
CEPHALON                        COMM STK   156708109   13,331   275,380       SH           SOLE            275,380      0       0
CISCO SYSTEMS                   COMM STK   17275R102   14,300   590,160       SH           SOLE            590,160      0       0
CITRIX SYSTEMS, INC.            COMM STK   177376100    8,325   393,430       SH           SOLE            393,430      0       0
COGNIZANT TECHNOLOGY SOLUTIONS  COMM STK   192446102   10,101   221,320       SH           SOLE            221,320      0       0
DRUGSTORE.COM INC               COMM STK   262241102    3,577   646,834       SH           SOLE            646,834      0       0
EBAY INC.                       COMM STK   278642103   12,710   196,720       SH           SOLE            196,720      0       0
FINDWHAT.COM                    COMM STK   317794105    3,691   196,854       SH           SOLE            196,854      0       0
FIRST DATA CORPORATION          COMM STK   319963104    7,073   172,130       SH           SOLE            172,130      0       0
FOREST LABORATORIES INC.        COMM STK   345838106    6,200   100,320       SH           SOLE            100,320      0       0
HUGHES ELECTRONICS              COMM STK   444418107    8,241   497,939       SH           SOLE            497,939      0       0
INSTINET GROUP INC.             COMM STK   457750107    1,663   322,861       SH           SOLE            322,861      0       0
INTERACTIVE CORP.               COMM STK   45840Q101   10,012   295,080       SH           SOLE            295,080      0       0
INTERSIL HOLDINGS COMPANY       CL A       46069S109    8,555   344,260       SH           SOLE            344,260      0       0
INTUIT INC.                     COMM STK   461202103   13,518   255,730       SH           SOLE            255,730      0       0
MARVELL TECHNOLOGIES GROUP LTD. COMM STK   G5876H105   11,192   295,080       SH           SOLE            295,080      0       0
MAXIM PHARMACEUTICALS INC.      COMM STK   57772M107    3,229   362,754       SH           SOLE            362,754      0       0
MERCURY INTERACTIVE CORPORATION COMM STK   589405109    4,784    98,360       SH           SOLE             98,360      0       0
QUALCOMM INC.                   COMM STK   747525103   15,913   295,070       SH           SOLE            295,070      0       0
RAMBUS INC.                     COMM STK   750917106   15,702   511,450       SH           SOLE            511,450      0       0
RED HAT INC.                    COMM STK   756577102   18,461   983,530       SH           SOLE            983,530      0       0
RIVERSTONE NETWORKS INC.        COMM STK   769320102      293   263,967       SH           SOLE            263,967      0       0
SANDISK CORPORATION             COMM STK   80004C101   13,846   226,240       SH           SOLE            226,240      0       0
SILICON LAORATORIES INC.        COMM STK   826919102    8,514   196,720       SH           SOLE            196,720      0       0
SINA CORPORATION                COMM STK   G81477104    6,075   180,000       SH           SOLE            180,000      0       0
SYMANTEC CORPORATION            COMM STK   871503108   13,913   403,270       SH           SOLE            403,270      0       0
SYNOPSYS                        COMM STK   871607107    6,661   196,720       SH           SOLE            196,720      0       0
TIME WARNER INC.                COMM STK   887317105    8,847   491,800       SH           SOLE            491,800      0       0
UTSTARCOM.INC.                  COMM STK   918076100   14,585   393,440       SH           SOLE            393,440      0       0
VERITAS SOFTWARE CORPORATION    COMM STK   923436109   10,923   295,070       SH           SOLE            295,070      0       0
VODAFONE GROUP PLC              SPON ADR   92857W100   12,315   491,800       SH           SOLE            491,800      0       0
WEBEX COMMUNICATIONS INC.       COMM STK   94767L109    8,914   442,610       SH           SOLE            442,610      0       0
YAHOO!                          COMM STK   984332106    4,651   103,280       SH           SOLE            103,280      0       0
                                                     --------
GRAND TOTAL                                          $354,592